EMPLOYEE BENEFIT LIABILITIES, NET (Tables)	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFIT LIABILITIES, NET
Schedule of contributions and contributions for benefits represent defined contribution plans

	Year ended December 31,
	2023	2022	2021
Expenses – defined contribution plan	$448	$461	$544

Schedule of changes in the defined benefit obligation and fair value of plan assets

	2023	2022
Defined benefit obligation:
Balance as of January 1,	$1,366	$1,474
Current service cost	259	296
Payments	(455)	(142)
Net interest expense	62	38
Total expenses recognized in profit or loss for the period	(134)	192
Loss (profit) from remeasurement in other comprehensive loss – actuarial loss, net	108	(275)
Effect of changes in foreign exchange rates	(10)	(25)
Balance as of December 31,	1,330	1,366
Fair value of plan assets:
Balance as of January 1,	(72)	(84)
Net interest income	(4)	(2)
Loss from remeasurement in other comprehensive gain, net	2	8
Effect of changes in foreign exchange rates	—	10
Contributions	—	(4)
Balance as of December 31,	(74)	(72)
Net defined liability:
Balance as of January 1,	1,294	1,390
Current service cost	259	296
Payments	(455)	(142)
Net interest expense	58	36
Total expenses recognized in profit or loss for the period	(138)	190
Loss (gain) from remeasurement in other comprehensive loss – actuarial loss, net	110	(267)
Effect of changes in foreign exchange rates	(10)	(15)
Contributions	—	(4)
Balance as of December 31,	$1,256	$1,294

Schedule of principal assumptions underlying the defined benefit plan

	2023	2022

	%
Discount rate (*)	4.7 - 5.9	4.9 - 5.2
Expected rate of salary increase	5	5

Number of years
Life expectation at the age of 65	8.3 - 12.2	8.3 - 13.2
(*)	The discount rate is based on high-quality CPI-linked corporate bonds for the defined benefit obligation in Israel or high-quality USD corporate bonds for other countries.